Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies
CONTINGENCIES
Litigation, Legal and Other Matters.  The Company and its subsidiaries are subject to complaints and administrative proceedings and are defendants in various civil lawsuits that have arisen in the ordinary course of their businesses, including contract disputes; actions alleging negligence, libel, defamation, invasion of privacy; trademark, copyright and patent infringement; U.S. False Claims Act (False Claims Act) violations; violations of applicable wage and hour laws; and statutory or common law claims involving current and former students and employees. Although the outcomes of the legal claims and proceedings against the Company cannot be predicted with certainty, based on currently available information, management believes that there are no existing claims or proceedings that are likely to have a material effect on the Company’s business, financial condition, results of operations or cash flows. However, based on currently available information, management believes it is reasonably possible that future losses from existing and threatened legal, regulatory and other proceedings in excess of the amounts recorded could reach approximately $30 million.
On February 6, 2008, a purported class-action lawsuit was filed in the U.S. District Court for the Central District of California by purchasers of BAR/BRI bar review courses, from July 2006 onward, alleging antitrust claims against Kaplan and West Publishing Corporation, BAR/BRI’s former owner. On April 10, 2008, the court granted defendants’ motion to dismiss, a decision that was reversed by the Ninth Circuit Court of Appeals on November 7, 2011. The Ninth Circuit also referred the matter to a mediator for the purpose of exploring a settlement. In the fourth quarter of 2012, the parties reached a comprehensive agreement to settle the matter. The settlement was approved by the District Court in September 2013 but has not yet been administered due to appeals relating to attorneys’ fees. In the fourth quarter of 2017, the Ninth Circuit remanded to the district court which once again set attorneys’ fees on January 11, 2018. Absent another appeal, administration and disbursement of the settlement should proceed, though Kaplan cannot predict when.
On or about January 17, 2008, an Assistant U.S. Attorney in the Civil Division of the U.S. Attorney’s Office for the Eastern District of Pennsylvania contacted KHE’s former Broomall campus and made inquiries about the Surgical Technology program, including the program’s eligibility for Title IV U.S. Federal financial aid, the program’s student loan defaults, licensing and accreditation. Kaplan responded to the information requests and fully cooperated with the inquiry. The ED also conducted a program review at the Broomall campus, and Kaplan likewise cooperated with the program review. On July 22, 2011, the U.S. Attorney’s Office for the Eastern District of Pennsylvania announced that it had entered into a comprehensive settlement agreement with Kaplan that resolved the U.S. Attorney’s inquiry, provided for the conclusion of the ED’s program review and also settled a previously sealed U.S. Federal False Claims Act (False Claims Act) complaint that had been filed by a former employee of the CHI-Broomall campus. The total amount of all required payments by Broomall under the agreements was $1.6 million. Pursuant to the comprehensive settlement agreement, the U.S. Attorney inquiry has been closed, the False Claims Act complaint (United States of America ex rel. David Goodstein v. Kaplan, Inc. et al.) was dismissed with prejudice and the ED will issue a final program review determination. However, to date, the ED has not issued the final report. At this time, Kaplan cannot predict the contents of the pending final program review determination or the ultimate impact the proceedings may have on Kaplan.
During 2014, certain Kaplan subsidiaries were subject to unsealed cases filed by former employees that include, among other allegations, claims under the False Claims Act relating to eligibility for Title IV funding. The U.S. Government declined to intervene in all cases, and, as previously reported, court decisions either dismissed the cases in their entirety or narrowed the scope of their allegations. The remaining case is captioned United States of America ex rel. Carlos Urquilla-Diaz et al. v. Kaplan University et al. (unsealed March 25, 2008). On August 17, 2011, the U.S. District Court for the Southern District of Florida issued a series of rulings in the Diaz case, which included three separate complaints: Diaz, Wilcox and Gillespie. The court dismissed the Wilcox complaint in its entirety; dismissed all False Claims Act allegations in the Diaz complaint, leaving only an individual employment claim; and dismissed in part the Gillespie complaint, thereby limiting the scope and time frame of its False Claims Act allegations regarding compliance with the U.S. Federal Rehabilitation Act. On October 31, 2012, the court entered summary judgment in favor of the Company as to the sole remaining employment claim in the Diaz complaint. On July 16, 2013, the court likewise entered summary judgment in favor of the Company on all remaining claims in the Gillespie complaint. Diaz and Gillespie each appealed to the U.S. Court of Appeals for the Eleventh Judicial Circuit. Arguments on both appeals were heard on February 3, 2015. On March 11, 2015, the appellate court issued a decision affirming the lower court’s dismissal of all of Gillespie’s claims. The appellate court also dismissed three of the four Diaz claims, but reversed and remanded on Diaz’s claim that incentive compensation for admissions representatives was improperly based solely on enrollment counts. Kaplan filed an answer to Diaz’s amended complaint on September 11, 2015. Kaplan filed a motion to dismiss Diaz’s claims, and a hearing was held on December 17, 2015. On March 24, 2016, the Court denied the motion to dismiss. Discovery in the case closed in January 2017. Kaplan filed a motion for summary judgment on February 21, 2017. Summary judgment was granted in full and entered on July 13, 2017. Diaz filed a notice of appeal in September 2017 and has until February 28, 2018 to file appellate briefs.
On February 7, 2011, KHE received a Civil Investigative Demand from the Office of the Attorney General of the State of Illinois. The demand primarily sought information pertaining to Kaplan University’s online students who are residents of Illinois. KHE has cooperated with the Illinois Attorney General and provided the requested information. Although the matter is not technically closed and KHE may receive further requests for information from the Illinois Attorney General, there has been no such further correspondence over the past seven years to date. The Company cannot predict the outcome of this inquiry.
On July 20, 2011, KHE received a subpoena from the Office of the Attorney General of the State of Delaware. The demand primarily sought information pertaining to Kaplan University’s online students and Kaplan Higher Education Campuses’ former students who are residents of Delaware. KHE has cooperated with the Delaware Attorney General and provided the information requested in the subpoena. Although the matter is not technically closed and KHE may receive further requests for information from the Delaware Attorney General, there has been no such further correspondence over the past seven years to date. The Company cannot predict the outcome of this inquiry.
On January 16, 2012, prior to Kaplan’s sale of the Kidum Group in Israel, the Kidum Group received notice of a putative class-action complaint against the Kidum Group’s Wall Street Institute business, alleging violations of Israeli consumer protection law in connection with certain enrollment and refund policies. Wall Street Institute and the plaintiffs are attempting to settle the dispute. Kaplan no longer has any obligations to the purchaser under the terms of the agreement of sale.
On September 30, 2016, a purported class-action lawsuit was filed against KHE and Education Corporation of America d/b/a Brightwood College, in Alameda County Superior Court, in Oakland, CA, by Donna Hillman alleging violations of California wage and hour laws as they apply to “adjunct” or part-time faculty. The complaint seeks a declaratory judgment that Kaplan violated the California Labor Code and an award of damages for allegedly unpaid wages, penalties under the California Labor Code, interest and attorney’s fees. A response and general denial was filed on November 2, 2016 after which KHE moved to transfer the venue to Sacramento, CA. The parties reached an agreement to settle this matter and in December 2017, the settlement was approved by the court.
In October 2017, Kaplan received a citation from the California Bureau for Private Postsecondary Education (BPPE) that non-employees may not be used to recruit students for its English-language programs operating in California. Kaplan has accepted the citation and amended its business practices.
On March 28, 2016, a class-action lawsuit was filed in the U.S. District Court for the Northern District of Illinois by Erin Fries, a physical therapist formerly employed by Residential, against Residential Home Health, LLC, Residential Home Health Illinois, LLC, and David Curtis. The complaint alleges violations of the FLSA and the Illinois minimum wage law. The complaint seeks damages, attorney’s fees and costs. At this time, the Company cannot predict the outcome of this matter.
In August 2017, the Pennsylvania Department of Health cited Celtic Healthcare of Westmoreland, LLC for being out of compliance with four conditions of the Medicare Conditions of Participation between August 7, 2017, and September 6, 2017. Celtic Healthcare of Westmoreland, LLC d/b/a Allegheny Health Network Healthcare@Home Home Health (“AHN H@H Home Health”) is a wholly owned subsidiary of a joint venture between West Penn Allegheny Health System, Inc. and Celtic Healthcare, Inc. In light of this 31-day period of non-compliance, the Department of Health issued a provisional license for AHN H@H Home Health. Following a re-survey investigation by the Pennsylvania Department of Health, on January 12, 2018, the Department of Health removed the provisional license assigned to AHN H@H Home Health and restored its unrestricted license. The Pennsylvania Department of Health will alert the Centers for Medicare and Medicaid Services (CMS) about this matter. CMS has the authority to impose civil monetary penalties of up to $10,000 per day or per instance for non-compliance. At this time, the Company cannot predict the outcome of this matter.
Her Majesty’s Revenue and Customs (HMRC), a department of the U.K. government responsible for the collection of taxes, has raised assessments against the Kaplan U.K. Pathways business for Value Added Tax (VAT) relating to 2017 and earlier years, which have been paid by Kaplan. Kaplan has challenged these assessments and the case is currently on appeal to a tax tribunal with a hearing expected later in 2018 or 2019. The Company believes it has met all requirements under U.K. VAT law and expects to recover the £10.9 million receivable related to the assessments that have been paid. If the Company does not prevail in this case, a pre-tax charge of £10.9 million will be recorded to operating expense in the Company’s statement of operations.
Following the Grenfell Tower fire in the U.K. on June 14, 2017, government authorities issued advise to building owners in respect of certain types of cladding on its student residence buildings across the U.K. One student residence is expected to require remedial work. Additional investigations are ongoing. Remedial work on this building will be undertaken once these investigations are complete. At this time, it is not possible to predict the scope of this work.
Student Financial Aid.  The Company’s higher education division derives the majority of its revenues from U.S. Federal financial aid received by its students under Title IV programs administered by the ED pursuant to the Higher Education Act (HEA), as amended. To maintain eligibility to participate in Title IV programs, a school must comply with extensive statutory and regulatory requirements relating to its financial aid management, educational programs, financial strength, administrative capability, compensation practices, facilities, recruiting practices, representations made to current and prospective students, and various other matters. In addition, the school must be licensed, or otherwise legally authorized, to offer postsecondary educational programs by the appropriate governmental body in the state or states in which it is physically located or is otherwise subject to state authorization requirements, be accredited by an accrediting agency recognized by the ED and be certified to participate in the Title IV programs by the ED. Schools are required periodically to apply for renewal of their authorization, accreditation or certification with the applicable state governmental bodies, accrediting agencies and the ED. Kaplan University is assigned its own identification number, known as an OPEID number, for the purpose of determining compliance with certain Title IV requirements. Failure to comply with the requirements of the Higher Education Act or related regulations could result in the restriction or loss of the ability to participate in Title IV programs and subject the Company to financial penalties and refunds. No assurance can be given that Kaplan University or its individual programs will maintain their Title IV eligibility, accreditation and state authorization in the future or that the ED might not successfully assert that Kaplan University has previously failed to comply with Title IV requirements.
ED regulations require schools participating in Title IV programs to calculate correctly and return to the ED on a timely basis unearned Title IV funds disbursed to students who withdraw from a program of study prior to completion. Kaplan recently determined that a procedural change that was implemented with respect to student financial aid refunds may not have been in accordance with the regulation governing return of financial aid for students who withdraw from a program prior to completion. Consequently, $8.4 million in estimated unreturned funds from prior quarters and year was recorded in Kaplan’s fourth quarter 2017 results; this estimated refund liability is included in current liabilities on the Company’s consolidated balance sheet at December 31, 2017. No restatement of prior period financial statements and no change in previously reported financial results was required due to the immateriality of the adjustment for the periods presented. Kaplan has self-reported this matter to the ED.
For the years ended December 31, 2017, 2016 and 2015, approximately $374 million, $437 million and $628 million, respectively, of the Company’s education division revenue was derived from financial aid received by students under Title IV programs. Financial aid and assistance programs are subject to political and governmental budgetary considerations. There is no assurance that such funding will be maintained at current levels. Extensive and complex regulations in the U.S. govern all of the government financial assistance programs in which students participate.
ED Program Reviews.  The ED has undertaken program reviews at various KHE locations.
On February 23, 2015, the ED began a review of KU. The review will assess Kaplan’s administration of its Title IV and Higher Education Act programs and will initially focus on the 2013 to 2014 and 2014 to 2015 award years. On December 17, 2015, KU received a notice from the ED that it had been placed on provisional certification status until September 30, 2018, in connection with the open and ongoing ED program review. The ED has not notified KU of any negative findings. However, at this time, Kaplan cannot predict the outcome of this review, when it will be completed or any liability or other limitations that the ED may place on KU as a result of this review. During the period of provisional certification, KU must obtain prior ED approval to open a new location, add an educational program, acquire another school or make any other significant change.
In addition, there are two open program reviews at campuses that were part of the KHE Campuses business prior to its sale in 2015 to Education Corporation of America (ECA), and we await the ED’s final reports on the program reviews at former KHE Broomall, PA; and Pittsburgh, PA, locations. Kaplan retains responsibility for any financial obligation resulting from the ED program reviews at the KHE Campuses business that were open at the time of sale.
The Company does not expect the open program reviews to have a material impact on KHE; however, the results of open program reviews and their impact on Kaplan’s operations are uncertain.
The 90/10 Rule.  Under regulations referred to as the 90/10 rule, an institution would lose its eligibility to participate in Title IV programs for a period of at least two fiscal years if the institution derives more than 90% of its receipts from Title IV programs, as calculated on a cash basis in accordance with the Higher Education Act and applicable ED regulations, in each of two consecutive fiscal years. An institution with Title IV receipts exceeding 90% for a single fiscal year would be placed on provisional certification and may be subject to other enforcement measures. Kaplan University derived less than 74% and less than 77% of its receipts from Title IV programs in 2017 and 2016, respectively.